UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2006 - JUNE 30, 2007

ITEM 1.	PROXY VOTING RECORD.

Issuer Name: Anacomp, Inc.
Ticker: ANCPA
CUSIP: 03237E108
Meeting Date: May 10, 2007        Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1	Elect Howard M. Dratler, Allan B. Howe, Michael E. Leitner, Philip M. Tseng & Michael E. Tennenbaum to Board of Directors ("BOD")	Issuer	For	For

2	To approve increase by 800,000 share subject to 2001 Stock Option Plan	Issuer	For	For

3	To vote in accordance with the views of a majority of the BOD on the transaction of such other business as may properly come before the meeting and any adjournment thereof	Issuer	For	For

Issuer Name: Bally Total Fitness Holding Corporation
Ticker: BFT
CUSIP: 05873K108
Meeting Date: December 19, 2006        Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1	Elect Don R. Kornstein to BOD	Issuer	For	For

2	Bally’s proposal to approve 2007 Omnibus Equity Compensation Plan	Issuer	For	For

3	Bally’s proposal to ratify appointment of KPMG LLP as independent auditor for FYE ending 12/31/06	Issuer	For	For

Issuer Name: International Wire Group, Inc.
Ticker: ITWG
CUSIP: 460933-104
Meeting Date: June 7, 2007        Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1	Elect the following nominees to the Board of Directors:

	Rodney D. Kent	Issuer	For	For
	Mark K. Holdsworth	Issuer	For	For
	William L. Pennington	Issuer	For	For
	Peter Blum	Issuer	For	For
	David M. Gilchrist, Jr.	Issuer	For	For
	David H. Robbins	Issuer	For	For
	Lowell W. Robinson	Issuer	For	For
	John T. Walsh	Issuer	For	For

2	To ratify Deloitte & Touche LLP as independent auditors for the year ending December 31, 2007	Issuer	For	For

Issuer Name: Pemco Aviation Group, Inc.
Ticker: PAGI
CUSIP: 706444106
Meeting Date: May 16, 2007        Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1	Elect the following nominees to the Board of Directors:

	Ronald A. Aramini	Issuer	For	For
	Harold T. Bowling	Issuer	For	For
	Ronald W. Yates	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:	/s/ Hugh Steven Wilson
Name:	Hugh Steven Wilson
Title:	Chief Executive Officer
Date:	August 30, 2007